Fair Value Measurements - Financial assets and liabilities that are measured at fair value on a recurring basis (Details) - DiamondHead Holdings Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account - Money Market Funds	$ 349,152,086	$ 345,020,717
Liabilities:
Warranty liabilities	1,531,000	8,794,330
Change in fair value of derivative warrant liabilities	7,300,000	4,400,000
Recurring
Assets:
Investments held in Trust Account - Money Market Funds	349,152,086	345,020,717
Recurring | Public Warrants
Liabilities:
Warranty liabilities	905,630	5,175,000
Recurring | Private Placement Warrants
Liabilities:
Warranty liabilities	625,370	3,619,330
Level 1 | Recurring
Assets:
Investments held in Trust Account - Money Market Funds	349,152,086	345,020,717
Level 1 | Recurring | Public Warrants
Liabilities:
Warranty liabilities	905,630	5,175,000
Level 3
Liabilities:
Change in fair value of derivative warrant liabilities	(2,993,960)	(1,780,000)
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warranty liabilities	$ 625,370	$ 3,619,330